LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Schedule of Lease Renegotiations	Breakdown of Lease

	December 31,
Description	2025	2024

Leases	12,532,206	17,338,698
Leases – Notes	178,857	1,356,984
Leases – Convertible to equity	—	2,683,165
	12,711,063	21,378,847

Current	3,353,501	6,314,221
Non-current	9,357,562	15,064,626

Schedule of Roll forward of Lease Liabilities	Leases

Description	Average remaining term	Weighted average rate p.a	December 31, 2024	Additions	Modifications	Payments	Interest incurred	Transfers (a)	Write-offs	Foreign currency exchange	GUC	December 31, 2025

Lease without purchase option:
Aircraft, engines and simulators	8.1	18.6%	16,357,918	1,586,734	13,279	(3,552,045)	2,351,625	(155,586)	(219,708)	(1,880,957)	(2,896,289)	11,604,971
Others	5.5	16.9%	269,886	15,922	20,362	(96,931)	28,151	—	(969)	(16,748)	—	219,673
Lease with purchase option:
Aircraft, engines and simulators	4.9	16.1%	710,894	122,902	39,690	(141,311)	83,182	—	—	(107,795)	—	707,562
Total			17,338,698	1,725,558	73,331	(3,790,287)	2,462,958	(155,586)	(220,677)	(2,005,500)	(2,896,289)	12,532,206

Current			4,928,197									3,353,501
Non-current			12,410,501									9,178,705

(a)Transfer balances are “Accounts payable”.

Description	Average remaining term	Weighted average rate p.a.	December 31, 2023	Additions	Modifications	Payments	Interest incurred	Transfers (a)	Write-offs	Foreign currency exchange	December 31, 2024

Lease without purchase option:
Aircraft, engines and simulators	8.0	16.2%	11,567,882	2,605,615	237,065	(2,955,177)	1,890,622	(226,490)	(17,942)	3,256,343	16,357,918
Others	4.8	11.5%	237,254	64,138	2,544	(83,264)	24,350	—	(12,916)	37,780	269,886
Lease with purchase option:
Aircraft, engines and simulators	4.0	14.5%	650,691	—	(8,150)	(188,206)	89,187	—	—	167,372	710,894
Total			12,455,827	2,669,753	231,459	(3,226,647)	2,004,159	(226,490)	(30,858)	3,461,495	17,338,698

Current			3,349,056								4,928,197
Non-current			9,106,771								12,410,501

(a)The balances of the transfers are between classifications of “Leases”.
19.5Leases – Notes

Description	Average remaining term	Weighted average rate p.a.	December 31, 2024	Modifications	Payments	Interest incurred	GUC	Foreign currency exchange	December 31, 2025

Financing with lessors – Notes	6.5	17.1%	1,356,984	(32,031)	(550,674)	143,601	(601,240)	(137,783)	178,857
Total			1,356,984	(32,031)	(550,674)	143,601	(601,240)	(137,783)	178,857

Current			144,706						—
Non-current			1,212,278						178,857

Description	Average remaining term	Weighted average rate p.a.	December 31, 2023	Payment	Interest incurred	Foreign currency exchange	December 31, 2024

Financing with lessors – Notes	5.5	14.8%	1,030,845	(123,703)	161,996	287,846	1,356,984
Total			1,030,845	(123,703)	161,996	287,846	1,356,984

Current			121,948				144,706
Non-current			908,897				1,212,278

19.6Leases – Convertible to equity

Description	Average remaining term	Weighted average rate p.a.	December 31, 2024	Modifications	Payments	Interest incurred	Foreign currency exchange	December 31, 2025

Financing with lessors – Convertible to equity	0.0	— %	2,683,165	(2,172,452)	(379,377)	69,354	(200,690)	—
Total			2,683,165	(2,172,452)	(379,377)	69,354	(200,690)	—

Current			1,241,318					—
Non-current			1,441,847					—

Description	Average remaining term	Weighted average rate p.a.	December 31, 2023	Payments	Interest incurred	Transfers (a)	Foreign currency exchange	December 31, 2024

Financing with lessors – Convertible to equity	2.6	14.4%	1,659,739	(61,245)	294,359	226,490	563,822	2,683,165
Total			1,659,739	(61,245)	294,359	226,490	563,822	2,683,165

Current			216,388					1,241,318
Non-current			1,443,351					1,441,847

(a)Transfer balances are between the “Leases” classifications.

Schedule of Lease Amortization	Schedule of amortization of leases

	December 31,
Description	2025	2024

2025	—	5,219,787
2026	3,601,304	3,935,627
2027	2,971,572	3,473,086
2028	2,767,084	3,095,203
2029	2,562,476	2,797,924
After 2029	10,781,388	10,562,642
Minimum lease payments	22,683,824	29,084,269

Financial charges	(10,151,618)	(11,745,571)

Present value of minimum lease payments	12,532,206	17,338,698

Current	3,353,501	4,928,197
Non-current	9,178,705	12,410,501

19.8Schedule of amortization of leases – Notes

Description	December 31, 2025	December 31, 2024

2025	—	155,502
2026	—	132,873
2027	—	132,873
2028	—	132,873
2029	—	132,873
After 2029	498,718	1,838,076
Minimum lease payments	498,718	2,525,070

Financial charges	(319,861)	(1,168,086)

Present value of minimum lease payments	178,857	1,356,984

Current	—	144,706
Non-current	178,857	1,212,278
19.9Schedule of amortization of leases – Convertible to equity

Description	December 31, 2025	December 31, 2024

2025	—	1,292,650
2026	—	1,058,962
2027	—	757,234
Minimum lease payments	—	3,108,846

Financial charges	—	(425,681)

Present value of minimum lease payments	—	2,683,165

Current	—	1,241,318
Non-current	—	1,441,847